UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2019

Date of reporting period:  October 31, 2018

Item 1. Reports to Stockholders.

Nuance Concentrated Value Fund

Investor Class Shares – NCAVX
Institutional Class Shares – NCVLX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2018

NUANCE CONCENTRATED VALUE FUND

October 31, 2018

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund will typically maintain 15-35 positions in the securities of companies that, in the opinion of the Nuance Investments team, have leading and sustainable market share positions, above average financial strength, and are trading at prices materially below our internally derived view of intrinsic value.

Average Annual Rates of Return as of October 31, 2018:

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Institutional Class	-2.14%	-1.48%	7.04%	6.78%	9.73%
S&P 500 Index(2)	3.40%	7.35%	11.52%	11.34%	12.24%
Russell 3000 Value Index(3)	0.90%	2.78%	9.02%	8.50%	10.21%

	6 Months	1 Year	3 Year	5 Year	Since Inception(4)
Investor Class, no load	-2.29%	-1.78%	6.72%	6.48%	10.95%
Investor Class with load	-7.20%	-6.69%	4.92%	5.22%	9.90%
S&P 500 Index(2)	3.40%	7.35%	11.52%	11.34%	13.77%
Russell 3000 Value Index(3)	0.90%	2.78%	9.02%	8.50%	11.99%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.75% (for periods prior to September 17, 2015) or 5.00% (for period September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

The Total Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).

Institutional Class Gross Expense Ratio – 1.15%
Investor Class Gross Expense Ratio – 1.40%

(1)	May 31, 2011
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(3)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.
(4)	July 31, 2012

In terms of performance, since its inception on May 31, 2011 thru October 31, 2018, the Institutional Class is up 9.73 percent (annualized) versus its benchmarks – the Russell 3000 Value Index – up 10.21 percent (annualized) and the S&P 500 Index up 12.24 percent (annualized). For more perspective on our longer-term performance please refer to your prospectus. This Nuance Concentrated Value product has existed in a separate account form since November 13, 2008. While our Nuance Concentrated Value Fund underperformed the benchmarks over the 6-month time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.
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NUANCE CONCENTRATED VALUE FUND

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term.  To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the down- side potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

The portfolio’s sector weights remain stable.  We remain overweight the Healthcare and Consumer Staples sectors as we continue to find select leaders with what we believe are better risk-rewards than other market opportunities. We have added to our weight in the Financial sector where a combination of low interest rates and a higher than average catastrophe year has created some significant opportunities, in our view. Specifically, we are finding opportunities within the Life & Health and Property and Casualty Insurance sub-industry. We remain underweight the Energy sector where we believe the sector is facing a multi-year period of competitive transition. Lastly, we remain underweight the Industrial, Utility, Consumer Discretionary and Communication Services sectors primarily due to valuation concerns.

Thank you for your interest and your continued support.

Scott A. Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

A Cash Flow is a revenue or expense stream that changes an account over a given period.

Earnings growth is not representative of the Fund’s future performance.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.
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NUANCE CONCENTRATED VALUE FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2018

				Since
	1 Year	3 Years	5 Years	Inception(1)
Investor Class (without sales load)	-1.78%	6.72%	6.48%	9.43%
Investor Class (with sales load)(2)	-6.69%	4.92%	5.22%	8.56%
Institutional Class	-1.48%	7.04%	6.78%	9.73%
S&P 500 Index(3)	7.35%	11.52%	11.34%	12.24%
Russell 3000 Value Index(4)	2.78%	9.02%	8.50%	10.21%

(1)
Period from Fund inception through October 31, 2018.  The Institutional Class shares commenced operations on May 31, 2011 and Investor Class shares commenced operations on July 31, 2012.  Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for the higher expenses applicable to Investor Class shares.

(2)	Returns reflect a sales load of 5.00%.
(3)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

(4)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

3

NUANCE CONCENTRATED VALUE FUND

Expense Example (Unaudited)
October 31, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 – October 31, 2018).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/2018)	Value (10/31/2018)	(5/1/2018 to 10/31/2018)
Investor Class
Actual(2)	$1,000.00	$ 977.10	$6.83
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.97
Institutional Class
Actual(2)	$1,000.00	$ 978.60	$5.29
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.40

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.37% and 1.06% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2018 of -2.29% and -2.14% for the Investor Class and Institutional Class, respectively.

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NUANCE CONCENTRATED VALUE FUND

Allocation of Portfolio (% of Net Assets) (Unaudited)
October 31, 2018

Top Ten Equity Holdings (Unaudited)
as of October 31, 2018(1)
(% of net assets)

Dentsply Sirona, Inc.	6.9%
Sanderson Farms, Inc.	6.1%
Travelers Companies, Inc.	5.6%
Smith & Nephew – ADR	4.9%
Johnson & Johnson	3.8%
Everest Re Group Ltd.	3.7%
Amphenol Corp. – Class A	3.7%
Equity Commonwealth	3.7%
Diageo PLC – ADR	3.5%
Reinsurance Group of America, Inc.	3.1%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depositary Receipt

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NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2018

	Shares	Value
COMMON STOCKS – 78.1%
Consumer Discretionary – 0.5%
Ecolab, Inc.	16,744	$2,564,344

Consumer Staples – 13.7%
Cal-Maine Foods, Inc.	172,353	8,388,421
Diageo PLC – ADR	125,153	17,291,138
Procter & Gamble	28,841	2,557,620
Sanderson Farms, Inc.	303,454	29,856,839
Walmart, Inc.	85,741	8,598,107
		66,692,125
Financials# – 26.1%
Charles Schwab Corp.	55,297	2,556,933
Chubb Ltd.	39,459	4,928,824
Everest Re Group, Ltd.	82,862	18,052,315
MetLife, Inc.	184,556	7,601,862
Northern Trust Corp.	73,894	6,951,209
Reinsurance Group of America, Inc.	107,017	15,236,010
Travelers Companies, Inc.	217,775	27,250,186
UMB Financial Corp.	194,842	12,440,662
Unum Group	415,150	15,053,339
Valley National Bancorp	988,148	9,861,717
W.R. Berkley Corp.	66,469	5,044,997
White Mountains Insurance Group, Ltd.	2,778	2,463,169
		127,441,223
Healthcare – 24.3%
Abbott Laboratories	36,639	2,525,893
Cerner Corp.*	219,474	12,571,471
Dentsply Sirona, Inc.	971,464	33,641,798
Johnson & Johnson	132,420	18,537,476
K2M Group Holdings, Inc.*	284,271	7,783,340
Mazor Robotics Ltd. – ADR*	133,592	7,777,726
Medtronic PLC	81,734	7,341,348
Smith & Nephew – ADR	724,366	23,817,154
Universal Health Services, Inc. – Class B	40,974	4,980,799
		118,977,005

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2018

	Shares	Value
Industrials – 7.3%
Amphenol Corp. – Class A	200,874	$17,978,223
Applied Materials, Inc.	229,875	7,558,290
Schneider Electric SE – ADR	361,925	5,195,433
United Parcel Service, Inc. – Class B	45,253	4,821,255
		35,553,201
Information Technology – 0.5%
MKS Instruments, Inc.	34,703	2,557,264

Materials – 2.0%
3M Co.	52,530	9,994,358

Real Estate – 3.7%
Equity Commonwealth	602,495	17,942,301

Total Common Stocks
(Cost $387,812,346)		381,721,821

SHORT-TERM INVESTMENTS – 22.1%
First American Government Obligations Fund, Class X, 2.09%^
(Cost $108,026,425)	108,026,425	108,026,425
Total Investments – 100.2%
(Cost $495,838,771)		489,748,246
Other Assets and Liabilities, Net – (0.2)%		(1,052,018)
Total Net Assets – 100.0%		$488,696,228

*	Non-income producing security.
#
The Fund is significantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of October 31, 2018.
ADR – American Depositary Receipt

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2018

ASSETS:
Investments, at value
(cost $495,838,771)	$489,748,246
Cash	6,523
Receivable for investment securities sold	4,780,019
Receivable for capital shares sold	286,549
Dividends & interest receivable	423,739
Prepaid expenses	18,275
Total assets	495,263,351

LIABILITIES:
Payable for investment securities purchased	5,081,617
Payable for capital shares redeemed	865,887
Payable to investment adviser	363,386
Payable for fund administration & accounting fees	46,313
Payable for transfer agent fees & expenses	22,276
Payable for custody fees	12,162
Payable for trustee fees	781
Payable for compliance fees	1,737
Accrued distribution & shareholder service fees	132,862
Accrued expenses	40,102
Total liabilities	6,567,123

NET ASSETS	$488,696,228

NET ASSETS CONSIST OF:
Paid-in capital	$449,575,258
Total distributable earnings	39,120,970
Net Assets	$488,696,228

	Investor	Institutional
	Class	Class
Net Assets	$89,919,124	$398,777,104
Shares issued and outstanding(1)	6,428,429	28,427,804
Net asset value, redemption price and minimum offering price per share(2)	$13.99	$14.03
Maximum offering price per share ($13.99/0.95)(3)	$14.73	N/A

(1)	Unlimited shares authorized with no par value.
(2)	A contingent deferred sales charge (CDSC) of 1.00% may be charged on certain shares redeemed within 12 months of purchase on Investor Class shares.
(3)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

8

NUANCE CONCENTRATED VALUE FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2018

INVESTMENT INCOME:
Dividend income	$5,105,078
Interest income	1,134,894
Total investment income	6,239,972

EXPENSES:
Investment adviser fees (See Note 4)	2,319,669
Fund administration & accounting fees (See Note 4)	150,203
Transfer agent fees & expenses (See Note 4)	66,699
Federal & state registration fees	31,787
Postage & printing fees	22,988
Custody fees (See Note 4)	20,975
Audit fees	8,549
Compliance fees (See Note 4)	5,053
Trustee fees (See Note 4)	4,936
Other	4,348
Legal fees	2,635
Distribution & shareholder service fees (See Note 5):
Investor Class	195,298
Institutional Class	212,373
Net expenses	3,045,513

NET INVESTMENT INCOME	3,194,459

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	16,630,633
Net change in unrealized depreciation on investments	(30,207,820)

Net realized and unrealized loss on investments	(13,577,187)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,382,728)

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2018	Year Ended
	(Unaudited)	April 30, 2018

OPERATIONS:
Net investment income	$3,194,459	$3,454,480
Net realized gain on investments	16,630,633	43,777,789
Net change in unrealized appreciation (depreciation) on investments	(30,207,820)	(8,484,060)
Net increase (decrease) in net assets resulting from operations	(10,382,728)	38,748,209

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	5,125,824	19,962,115
Proceeds from reinvestment of distributions	157,335	6,098,187
Payments for shares redeemed	(11,944,311)	(26,019,645)
Increase (Decrease) in net assets resulting
from Investor Class transactions	(6,661,152)	40,657
Institutional Class:
Proceeds from shares sold	19,531,255	80,740,146
Proceeds from reinvestment of distributions	1,629,319	29,048,635
Payments for shares redeemed	(88,962,095)	(143,033,944)
Decrease in net assets resulting
from Institutional Class transactions	(67,801,521)	(33,245,163)
Net decrease in net assets resulting
from capital share transactions	(74,462,673)	(33,204,506)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(219,352)	(6,201,707)
Institutional Class	(1,904,571)	(34,101,116)
Total distributions to shareholders	(2,123,923)	(40,302,823)*
TOTAL DECREASE IN NET ASSETS	(86,969,324)	(34,759,120)

NET ASSETS:
Beginning of year	575,665,552	610,424,672
End of year	$488,696,228	$575,665,552 **

*	Includes net investment income distributions of $223,245 and $2,584,677, and net realized gain distributions of $5,978,462 and $31,516,439 for the Investor and Institutional class, respectively.
**	Includes accumulated undistributed net investment income of $646,558.

See Notes to the Financial Statements

10

NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2018	April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)	2018	2017	2016	2015	2014
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$14.35	$14.41	$13.22	$13.60	$13.95	$12.14

INVESTMENT OPERATIONS:
Net investment income	0.07	0.05	0.06	0.15	0.10	0.06
Net realized and unrealized
gain (loss) on investments	(0.40)	0.87	1.21	0.12 (1)	0.60	2.97
Total from investment operations	(0.33)	0.92	1.27	0.27	0.70	3.03

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.03)	(0.03)	(0.07)	(0.15)	(0.11)	(0.06)
Distributions from net realized gains	—	(0.95)	(0.01)	(0.49)	(0.94)	(1.16)
Distributions from return of capital	—	—	—	(0.01)	—	—
Total distributions	(0.03)	(0.98)	(0.08)	(0.65)	(1.05)	(1.22)

Net asset value, end of period	$13.99	$14.35	$14.41	$13.22	$13.60	$13.95

TOTAL RETURN(2)(3)	(2.29)%	6.27%	9.70%	2.44%	5.35%	25.71%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$89.9	$98.9	$99.1	$137.1	$168.6	$207.8

Ratio of expenses to
average net assets(4):
Before expense
reimbursement/recoupment	1.37%	1.36%	1.39%	1.38%	1.36%	1.45%
After expense
reimbursement/recoupment	1.37%	1.36%	1.39%	1.38%	1.39%	1.40%

Ratio of net investment income
to average net assets(4):
Before expense
reimbursement/recoupment	0.92%	0.31%	0.45%	1.15%	0.77%	0.35%
After expense
reimbursement/recoupment	0.92%	0.31%	0.45%	1.15%	0.74%	0.40%

Portfolio turnover rate(3)	53%	151%	96%	93%	141%	103%

(1)
Realized and unrealized gains per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(2)	Total return does not reflect sales charges.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2018	April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)	2018	2017	2016	2015	2014

Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$14.39	$14.46	$13.25	$13.62	$13.97	$12.15

INVESTMENT OPERATIONS:
Net investment income	0.09	0.10	0.11	0.19	0.13	0.07
Net realized and unrealized
gain (loss) on investments	(0.39)	0.86	1.22	0.13 (1)	0.60	3.00
Total from investment operations	(0.30)	0.96	1.33	0.32	0.73	3.07

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.06)	(0.08)	(0.11)	(0.19)	(0.14)	(0.09)
Distributions from net realized gains	—	(0.95)	(0.01)	(0.49)	(0.94)	(1.16)
Distributions from return of capital	—	—	—	(0.01)	—	—
Total distributions	(0.06)	(1.03)	(0.12)	(0.69)	(1.08)	(1.25)

Net asset value, end of period	$14.03	$14.39	$14.46	$13.25	$13.62	$13.97

TOTAL RETURN(2)	(2.14)%	6.48%	10.11%	2.78%	5.59%	25.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$398.8	$476.8	$511.3	$332.8	$413.1	$296.2

Ratio of expenses
to average net assets(3):
Before expense
reimbursement/recoupment	1.06%	1.06%	1.05%	1.09%	1.09%	1.12%
After expense
reimbursement/recoupment	1.06%	1.06%	1.05%	1.09%	1.14%	1.15%

Ratio of net investment income
to average net assets(3):
Before expense
reimbursement/recoupment	1.23%	0.62%	0.79%	1.45%	1.04%	0.67%
After expense
reimbursement/recoupment	1.23%	0.62%	0.79%	1.45%	0.99%	0.64%

Portfolio turnover rate(2)	53%	151%	96%	93%	141%	103%

(1)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2018

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on May 31, 2011.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15%.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2018, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended October 31, 2018, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
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NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2018

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
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NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2018

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$381,721,821	$—	$—	$381,721,821
Short-Term Investment	108,026,425	—	—	108,026,425
Total Investments in Securities	$489,748,246	$—	$—	$489,748,246

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.40% and 1.15% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  As of October 31, 2018, the Adviser has recouped all previously waived advisory fees.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust was an officer of the Administrator until retiring on July 2, 2018.  As compensation for its services, the Administrator is entitled to a monthly fee at an
15

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2018

annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2018, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2018, the Investor Class incurred expenses of $122,061 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2018, the Investor and Institutional Class incurred $73,237 and $212,373, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2018	April 30, 2018
Investor Class:
Shares sold	356,891	1,364,273
Shares issued to holders in reinvestment of distributions	10,986	417,357
Shares redeemed	(830,852)	(1,768,562)
Net increase (decrease) in Investor Class shares	(462,975)	13,068
Institutional Class:
Shares sold	1,356,699	5,478,864
Shares issued to holders in reinvestment of distributions	113,373	1,981,261
Shares redeemed	(6,165,413)	(9,705,987)
Net decrease in Institutional Class shares	(4,695,341)	(2,245,862)
Net decrease in shares outstanding	(5,158,316)	(2,232,794)

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NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2018

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2018, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$221,101,218	$267,190,250

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2018, the Fund’s most recent fiscal year end, were as follows:

			Federal
Aggregate Gross	Aggregate Gross		Income
Appreciation	Depreciation	Net	Tax Cost
$34,558,164	$(10,891,691)	$23,666,473	$554,213,013

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2018, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$13,357,737	$14,603,411	$—	$23,666,473	$51,627,621

As of April 30, 2018, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2018, the Fund does not plan to defer any qualified later year losses.

The tax character of distributions paid during the year ended October 31, 2018, were as follows:

	Long Term
Ordinary Income*	Capital Gains	Total
$2,123,923	$—	$2,123,923

The tax character of distributions paid during the year ended April 30, 2018, were as follows:

	Long Term
Ordinary Income*	Capital Gains	Total
$31,562,099	$8,740,724	$40,302,823

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2018.
17

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2018

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2018, Charles Schwab & Co., Inc. and National Financial Services, LLC, for the benefit of its customers, owned 31.08% and 47.25% of the Fund, respectively.

10.  SUBSEQUENT EVENT

On November 15, 2018, the Fund held a special shareholder meeting to consider a vote on a new investment advisory agreement between the Fund and its investment adviser, Nuance Investments, LLC (the “Adviser”). The Fund’s shareholders voted to approve the new investment advisory agreement between the Fund and the Adviser. The current investment advisory agreement for the Fund will terminate upon the closing of the proposed change in ownership of the parent company of the Adviser (the “Transaction”) which is expected to occur by the end of the 2018 calendar year. The proposed new investment advisory agreement for the Fund is substantially identical to its current investment advisory agreement, except for the effective dates and the termination dates, and would simply continue the relationship between the Fund and the Adviser. The Transaction is not expected to result in any change in the day-to-day portfolio management, investment objectives and policies or investment processes of the Fund.

All Fund shareholders of record at the close of business on September 10, 2018, were entitled to vote. As of the record date the Fund had 36,291,619 shares outstanding. Of the 18,565,816 Fund shares present in person or by proxy at the meeting November 15, 2018: 18,436,253 shares or 99.30% voted in favor of the proposals, 74,663 voted against and 54,900 shares abstained from voting. Accordingly, the proposals were approved.

On November 15, 2018, the Fund held a special shareholder meeting to consider a vote on a new investment advisory agreement between the Fund and its investment adviser, Nuance Investments, LLC (the “Adviser”). The Fund’s shareholders voted to approve the new investment advisory agreement between the Fund and the Adviser. The current investment advisory agreement for the Fund will terminate upon the closing of the proposed change in ownership of the parent company of the Adviser (the “Transaction”) which is expected to occur by the end of the 2018 calendar year. The proposed new investment advisory agreement for the Fund is substantially identical to its current investment advisory agreement, except for the effective dates and the termination dates, and would simply continue the relationship between the Fund and the Adviser. The Transaction is not expected to result in any change in the day-to-day portfolio management, investment objectives and policies or investment processes of the Fund.

All Fund shareholders of record at the close of business on September 10, 2018, were entitled to vote. As of the record date the Fund had 36,291,619 shares outstanding. Of the 18,565,816 Fund shares present in person or by proxy at the meeting November 15, 2018: 18,436,253 shares or 99.30% voted in favor of the proposals, 74,663 voted against and 54,900 shares abstained from voting. Accordingly, the proposals were approved.

On December 20, 2018, the Fund paid an income distribution to the Institutional Class in the amount of $25,767,976 or $0.075 per share and the Investor Class in the amount of $389,210 or $0.063 per share.

On December 20, 2018, the Fund paid a short-term capital gain distribution to the Institutional Class in the amount of $13,719,643 or $0.532 per share and the Investor Class in the amount of $3,282,932 or $0.532 per share.

On December 20, 2018, the Fund paid a long-term capital gain distribution to the Institutional Class in the amount of $24,856,047 or $0.965 per share and the Investor Class in the amount of $5,947,728 or $0.965 per share.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.
18

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited)
October 31, 2018

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

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NUANCE CONCENTRATED VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their cable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Ave.
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-CV

Nuance Mid Cap Value Fund

Investor Class Shares – NMAVX
Z Class Shares – NMVZX
Institutional Class Shares – NMVLX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2018

NUANCE MID CAP VALUE FUND

October 31, 2018

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Mid Cap Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund seeks long-term capital appreciation primarily through investments in equity securities of companies organized in the United States that the investment team believes are high quality, though temporarily out of favor. The strategy typically invests in a portfolio of 50 to 90 companies with at least 80 percent of the portfolio invested in companies with mid-sized market capitalizations. The Adviser defines mid-capitalization companies as companies within the range of the capitalization of companies constituting the Russell Midcap® Index. The Adviser intends to manage the Fund so that the average weighted market capitalization of its portfolio (excluding short-term investments) falls between the range of the smallest and largest members of the Russell Mid Cap Index (defined using a trailing 12-month average of the smallest and largest members on a month to month basis). Although the strategy will invest primarily in the equity securities of U.S. companies, the strategy may invest up to 15% of its assets in equity securities of foreign companies that are classified as “developed” by MSCI. The primary benchmark for the Fund is the Russell Midcap Value Index. Clients may also be interested in comparing the Fund to the S&P 500 Index.

Average Annual Rates of Return as of October 31, 2018:

	6 Months	1 Year	3 Year	Since Inception(1)
Investor Class, no load	-2.38%	-0.67%	9.38%	8.19%
Investor Class with load	-7.27%	-5.63%	7.52%	6.88%
S&P 500 Index(2)	3.40%	7.35%	11.52%	10.49%
Russell Midcap Value Index(3)	-2.32%	0.16%	8.15%	7.56%

		6 Months	1 Year	Since Inception(4)
Z Class		-2.27%	-0.39%	4.61%
S&P 500 Index(2)		3.40%	7.35%	10.74%
Russell Midcap Value Index(3)		-2.32%	0.16%	3.06%

	6 Months	1 Year	3 Year	Since Inception(1)
Institutional Class	-2.24%	-0.47%	9.67%	8.47%
S&P 500 Index(2)	3.40%	7.35%	11.52%	10.49%
Russell Midcap Value Index(3)	-2.32%	0.16%	8.15%	7.56%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made solely based on returns. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.75% (for periods prior to September 17, 2015) or 5.00% (for periods September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Investor Class Gross Expense Ratio – 1.32%
Class Z Gross Expense Ratio – 0.92%
Institutional Class Gross Expense Ratio – 1.07%

(1)	December 31, 2013
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(3)
The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

(4)	May 8, 2017

NUANCE MID CAP VALUE FUND

In terms of performance, since its inception on December 31, 2013 through October 31, 2018, the Institutional Class is up 8.47 percent versus its primary index – the Russell Mid Cap Value Index – up 7.56 percent and the S&P 500 Index up 10.49 percent. For more perspective on our long-term performance, please refer to your prospectus. This Nuance Mid Cap Value product has existed in a separate account form since November 3, 2008. While our Nuance Mid Cap Value Fund slightly outperformed the benchmark over the 6-month time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term. To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the downside potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

The portfolio has been stable from a sector weighting standpoint, and we continue to believe the opportunity set remains limited. Our largest overweight is in the Healthcare sector as we continue to find select leaders that we believe have better risk rewards profiles versus other market opportunities.  Our second largest overweight is in the Financial sector. Within the Financial sector, the overweight is not in the classic Bank industry but rather is focused on the Insurance industry. We are seeing attractive opportunities in the Insurance industry in both the Property & Casualty sub-industry due to under-earnings stemming from the relatively recent catastrophe impacts and the Life and Health sub-industry largely due to continued low long-term interest rates couple with some recent mortality issues. We continue to have an overweight position in the Consumer Staples sector where we see select opportunities. Our underweight position in the Energy sector remains unchanged as we believe that crude oil related companies are likely facing a multi-year period of competitive transition. We continue to be underweight in the Real Estate, Industrials, and Consumer Discretionary sectors due to valuation concerns.

Thank you for your interest and your continued support.

Scott Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

NUANCE MID CAP VALUE FUND

Weighted Market Capitalization: The average market capitalization of all companies in a fund – with each company weighted according to its percent held in the fund.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

A Cash Flow is a revenue or expense stream that changes an account over a given period.

Earnings growth is not representative of the Fund’s future performance.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments is the advisor to the Nuance Mid Cap Value Fund which is distributed by Quasar Distributors, LLC.

NUANCE MID CAP VALUE FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2018

			Since
	1 Year	3 Year	Inception(1)
Investor Class (without sales load)	-0.67%	9.38%	8.19%
Investor Class (with sales load)(2)	-5.63%	7.52%	6.88%
Z Class	-0.39%	9.74%	8.51%
Institutional Class	-0.47%	9.67%	8.47%
Russell Midcap Value Index(3)	0.16%	8.15%	7.56%
S&P 500 Index(4)	7.35%	11.52%	10.49%

(1)
Period from Fund inception through October 31, 2018.  The Investor Class and Institutional Class commenced operations on December 31, 2013 and Z Class shares commenced operations on May 8, 2017.  Performance Shown for the Z Class prior to the inception of the Z Class is based on the performance of the Institutional Class shares, adjusted for the lower expenses applicable to Z Class shares.

(2)	Returns reflects a sales load of 5.00%.
(3)
The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.  This Index cannot be invested in directly.

(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

NUANCE MID CAP VALUE FUND

Expense Example (Unaudited)
October 31, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 – October 31, 2018).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/2018)	Value (10/31/2018)	(5/1/2018 to 10/31/2018)
Investor Class
Actual(2)	$1,000.00	$ 976.20	$5.88
Hypothetical (5% return before expenses)	$1,000.00	$1,019.26	$6.01

Z Class
Actual(2)	$1,000.00	$ 977.30	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97

Institutional Class
Actual(2)	$1,000.00	$ 977.60	$4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.18%, 0.78% and 0.93% for the Investor Class, Z Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2018 of -2.38%, -2.27% and -2.24% for the Investor Class, Z Class and Institutional Class, respectively.

NUANCE MID CAP VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
October 31, 2018

Top Ten Equity Holdings(1) (Unaudited)
as of October 31, 2018
(% of net assets)

Dentsply Sirona, Inc.	6.3%
Sanderson Farms, Inc.	5.5%
Smith & Nephew – ADR	4.9%
Equity Commonwealth	4.1%
Travelers Companies, Inc.	4.0%
Reinsurance Group of America, Inc.	3.8%
Unum Group	3.7%
Amphenol Corp. – Class A	3.2%
SCE Trust VI, 5.000%	3.1%
Northern Trust Corp., Series L, 5.850%	3.1%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depositary Receipt

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2018

	Shares	Value

COMMON STOCKS – 82.7%

Consumer Discretionary – 2.5%
Autoliv, Inc.	90,529	$7,544,687
Ecolab, Inc.	74,469	11,404,927
		18,949,614

Consumer Staples – 10.0%
Brown-Forman Corp. – Class B	77,644	3,598,023
Cal-Maine Foods, Inc.	259,386	12,624,317
Clorox Co.	25,813	3,831,940
Henkel AG & Co. KGaA	70,889	6,963,426
Sanderson Farms, Inc.	416,217	40,951,591
Sysco Corp.	100,610	7,176,511
		75,145,808

Financials# – 25.6%
Aflac, Inc.	167,158	7,199,495
BOK Financial Corp.	1	64
Everest Re Group, Ltd.	89,758	19,554,678
MetLife, Inc.	257,237	10,595,592
Northern Trust Corp.	125,140	11,771,920
Reinsurance Group of America, Inc.	201,182	28,642,281
Travelers Companies, Inc.	240,866	30,139,563
UMB Financial Corp.	353,807	22,590,577
Unum Group	757,893	27,481,200
Valley National Bancorp	679,249	6,778,905
W.R. Berkley Corp.	97,958	7,435,012
White Mountains Insurance Group, Ltd.	22,335	19,803,775
		191,993,062

Healthcare – 21.5%
Cerner Corp.*	341,772	19,576,700
Dentsply Sirona, Inc.	1,357,451	47,008,528
K2M Group Holdings, Inc.*	712,350	19,504,143
Mazor Robotics Ltd. – ADR*	267,396	15,567,795
Smith & Nephew – ADR	1,113,265	36,604,153
Universal Health Services, Inc. – Class B	92,487	11,242,720
Waters Corp.*	59,818	11,346,877
		160,850,916

Industrials – 10.9%
Amphenol Corp. – Class A	269,539	24,123,740
Applied Materials, Inc.	550,004	18,084,132
Badger Meter, Inc.	58,867	2,890,958

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2018

	Shares	Value

Industrials – 10.9% (Continued)
Graco Inc.	81,964	$3,330,197
Hub Group, Inc. – Class A*	81,741	3,745,373
J.B. Hunt Transport Services, Inc.	63,020	6,970,642
Lindsay Corp.	83,267	7,961,991
Schneider Electric SE – ADR	532,226	7,640,104
WABCO Holdings, Inc.*	67,226	7,223,434
		81,970,571

Information Technology – 1.1%
Xilinx, Inc.	91,923	7,847,467

Materials – 0.9%
AptarGroup, Inc.	65,367	6,664,819

Real Estate – 6.1%
Boston Properties, Inc.	30,603	3,695,618
Equity Commonwealth	1,035,016	30,822,777
Healthcare Realty Trust, Inc.	408,940	11,393,068
		45,911,463

Utilities – 4.1%
American Water Works Company, Inc.	41,829	3,703,121
California Water Service Group	187,521	7,875,882
Connecticut Water Service, Inc.	169,481	11,714,527
Middlesex Water Co.	83,187	3,743,415
SJW Group	65,932	4,004,050
		31,040,995
Total Common Stocks
(Cost $644,521,010)		620,374,715

CONVERTIBLE PREFERRED STOCKS – 9.0%

Financials# – 5.0%
MetLife, Inc., Series A, 4.000%	310,911	7,415,227
Northern Trust Corp., Series C, 5.850%	902,847	22,968,428
W.R. Berkley Corp., 5.625%	316,212	7,291,849
		37,675,504

Utilities – 4.0%
Pacific Gas & Electric Co., Series A, 6.000%	256,799	6,548,374
SCE Trust VI, 5.000%	1,091,905	23,061,034
		29,609,408
Total Convertible Preferred Stocks
(Cost $72,001,794)		67,284,912

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2018

	Shares	Value
SHORT-TERM INVESTMENTS – 7.9%
First American Government Obligations Fund, Class X, 2.09%^
(Cost $59,353,004)	59,353,004	$59,353,004
Total Investments – 99.6%
(Cost $775,875,808)		747,012,631
Other Assets and Liabilities, Net – 0.4%		2,884,879
Total Net Assets – 100.0%		$749,897,510

*	Non-income producing security.
#
The Fund is significantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of October 31, 2018.
ADR – American Depositary Receipt

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2018

ASSETS:
Investments, at value
(cost $775,875,808)	$747,012,631
Cash	10,507
Receivable for investment securities sold	2,221,265
Receivable for capital shares sold	1,540,037
Dividends and interest receivable	433,385
Prepaid expenses	28,594
Total assets	751,246,419

LIABILITIES:
Payable for capital shares redeemed	631,772
Payable to investment adviser	464,781
Payable for fund administration & accounting fees	59,850
Payable for compliance fees	1,714
Payable for transfer agent fees & expenses	31,656
Payable for custody fees	9,660
Payable for trustee fees	207
Accrued distribution & shareholder service fees	124,785
Accrued expenses	24,484
Total liabilities	1,348,909

NET ASSETS	$749,897,510

NET ASSETS CONSIST OF:
Paid-in capital	$736,234,204
Total distributable earnings	13,663,306
Net Assets	$749,897,510

	Investor		Institutional
	Class	Z Class	Class
Net assets	$27,368,764	$62,803,566	$659,725,180
Shares issued and outstanding(1)	2,279,767	5,218,871	54,902,688
Net asset value, redemption price
and minimum offering price per share(2)	$12.01	$12.03	$12.02
Maximum offering price per share ($12.01/0.95)(3)	$12.64	N/A	N/A

(1)	Unlimited shares authorized with no par value.
(2)	A contingent deferred sales charge (CDSC) of 1.00% may be charged on certain shares redeemed within 12 months of purchase on Investor Class shares.
(3)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2018

INVESTMENT INCOME:
Dividend income	$7,314,514
Less: Foreign taxes withheld	(5,334)
Interest income	584,207
Total investment income	7,893,387

EXPENSES:
Investment adviser fees (See Note 4)	2,393,681
Fund administration & accounting fees (See Note 4)	170,076
Transfer agent fees & expenses (See Note 4)	80,029
Federal & state registration fees	63,070
Custody fees (See Note 4)	19,378
Postage & printing fees	19,236
Audit fees	8,551
Other	5,225
Compliance fees (See Note 4)	5,053
Trustee fees (See Note 4)	4,954
Legal fees	2,621
Distribution & shareholder service fees: (See Note 5)
Investor Class	55,975
Institutional Class	237,496
Total expenses before waiver	3,065,345
Less: waiver from investment adviser (See Note 4)	(104,878)
Net expenses	2,960,467

NET INVESTMENT INCOME	4,932,920

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	14,646,609
Net change in unrealized depreciation on investments	(41,522,391)

Net realized and unrealized loss on investments	(26,875,782)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,942,862)

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2018	Year Ended
	(Unaudited)	April 30, 2018

OPERATIONS:
Net investment income	$4,932,920	$3,776,760
Net realized gain on investments	14,646,609	39,089,522
Net change in unrealized appreciation (depreciation) on investments	(41,522,391)	(7,713,611)
Net increase (decrease) in net assets resulting from operations	(21,942,862)	35,152,671

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	5,734,044	15,254,820
Proceeds from reinvestment of distributions	59,693	1,344,894
Payments for shares redeemed	(4,617,560)	(8,862,130)
Increase in net assets resulting from Investor Class transactions	1,176,177	7,737,584
Z Class(1):
Proceeds from shares sold	24,459,608	45,264,467
Proceeds from reinvestment of distributions	175,971	958,426
Payments for shares redeemed	(2,572,812)	(2,365,092)
Increase in net assets resulting from Z Class transactions	22,062,767	43,857,801
Institutional Class:
Proceeds from shares sold	304,659,969	261,553,873
Proceeds from reinvestment of distributions	2,109,390	24,309,184
Payments for shares redeemed	(88,600,875)	(110,970,893)
Increase in net assets resulting from Institutional Class transactions	218,168,484	174,892,164
Net increase in net assets resulting from capital share transactions	241,407,428	226,487,549

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(60,499)	(1,372,642)
Z Class(1)	(244,929)	(972,817)
Institutional Class	(2,523,237)	(29,942,314)
Total distributions to shareholders	(2,828,665)	(32,287,773)*
TOTAL INCREASE IN NET ASSETS	216,635,901	229,352,447

NET ASSETS:
Beginning of year	533,261,609	303,909,162
End of year	$749,897,510	$533,261,609 **

(1)	Inception date of the Z Class was May 8, 2017.
*
Includes net investment income distributions of $81,701, $123,408 and $2,779,469, and net realized gain distributions of $1,290,941, $849,409 and $27,162,845 for the Investor Class, Z Class and Institutional Class, respectively.

**	Includes accumulated undistributed net investment income of $792,182.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	For the Period
	October 31, 2018	April 30,	April 30,	April 30,	April 30,	Inception through
Investor Class	(Unaudited)	2018	2017	2016	2015	April 30, 2014(1)

PER SHARE DATA:
Net asset value,
beginning of period	$12.33	$12.09	$10.72	$10.41	$10.55	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.08	0.08	0.05	0.10	0.08	0.02
Net realized and unrealized
gain (loss) on investments	(0.37)	1.03	1.53	0.63	0.47	0.55
Total from investment operations	(0.29)	1.11	1.58	0.73	0.55	0.57

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.03)	(0.05)	(0.05)	(0.08)	(0.09)	(0.02)
Distributions from net
realized gains	—	(0.82)	(0.16)	(0.34)	(0.60)	—
Total distributions	(0.03)	(0.87)	(0.21)	(0.42)	(0.69)	(0.02)

Net asset value, end of period	$12.01	$12.33	$12.09	$10.72	$10.41	$10.55

TOTAL RETURN(2)(3)	(2.38)%	9.10%	14.84%	7.34%	5.41%	5.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$27.4	$26.9	$19.0	$11.0	$0.5	$0.0 (4)

Ratio of expenses
to average net assets(5):
Before expense reimbursement	1.27%	1.31%	1.41%	1.71%	2.08%	2.72%
After expense reimbursement	1.18%	1.18%	1.27%	1.40%	1.40%	1.40%
Ratio of net investment income
(loss) to average net assets(5):
Before expense reimbursement	1.20%	0.50%	0.32%	0.48%	0.08%	(0.71)%
After expense reimbursement	1.29%	0.63%	0.46%	0.79%	0.76%	0.61%

Portfolio turnover rate(3)	46%	152%	124%	105%	137%	46%

(1)	Inception date of the Fund was December 31, 2013.
(2)	Total return does not reflect sales charges.
(3)	Not annualized for periods less than one year.
(4)	Amount rounds to zero.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	For the Period
	October 31, 2018	Inception through
	(Unaudited)	April 30, 2018(1)
Z Class

PER SHARE DATA:
Net asset value, beginning of period	$12.37	$12.14

INVESTMENT OPERATIONS:
Net investment income	0.10	0.11
Net realized and unrealized gain (loss) on investments	(0.38)	1.03
Total from investment operations	(0.28)	1.14

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.06)	(0.09)
Distributions from net realized gains	—	(0.82)
Total distributions	(0.06)	(0.91)

Net asset value, end of period	$12.03	$12.37

TOTAL RETURN(2)	(2.27)%	9.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$62.8	$42.7

Ratio of expenses to average net assets(3):
Before expense reimbursement	0.87%	0.91%
After expense reimbursement	0.78%	0.78%
Ratio of net investment income to average net assets(3):
Before expense reimbursement	1.60%	0.94%
After expense reimbursement	1.69%	1.07%

Portfolio turnover rate(2)	46%	152%

(1)	Inception date of the Z Class was May 8, 2017.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	For the Period
	October 31, 2018	April 30,	April 30,	April 30,	April 30,	Inception through
Institutional Class	(Unaudited)	2018	2017	2016	2015	April 30, 2014(1)

PER SHARE DATA:
Net asset value,
beginning of period	$12.35	$12.12	$10.74	$10.42	$10.55	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.08	0.11	0.08	0.11	0.11	0.03
Net realized and unrealized
gain (loss) on investments	(0.36)	1.03	1.54	0.66	0.48	0.55
Total from investment operations	(0.28)	1.14	1.62	0.77	0.59	0.58

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.05)	(0.09)	(0.08)	(0.11)	(0.12)	(0.03)
Distributions from
net realized gains	—	(0.82)	(0.16)	(0.34)	(0.60)	—
Total distributions	(0.05)	(0.91)	(0.24)	(0.45)	(0.72)	(0.03)

Net asset value, end of period	$12.02	$12.35	$12.12	$10.74	$10.42	$10.55

TOTAL RETURN(2)	(2.24)%	9.32%	15.15%	7.66%	5.70%	5.77%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$659.7	$463.7	$284.9	$85.6	$26.7	$21.3

Ratio of expenses
to average net assets(3):
Before expense reimbursement	0.95%	0.99%	1.09%	1.30%	1.75%	2.48%
After expense reimbursement	0.93%	0.93%	1.00%	1.15%	1.15%	1.15%
Ratio of net investment income
(loss) to average net assets(3):
Before expense reimbursement	1.52%	0.82%	0.64%	0.89%	0.41%	(0.46)%
After expense reimbursement	1.54%	0.88%	0.73%	1.04%	1.01%	0.87%

Portfolio turnover rate(2)	46%	152%	124%	105%	137%	46%

(1)	Inception date of the Institutional Class was December 31, 2013.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2018

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Mid Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on May 31, 2011.  The Fund currently offers three classes, the Investor Class, the Institutional Class and the Z Class.  Investor Class shares are subject to a 0.25% distribution and servicing fee and Investor Class and Institutional Class shares are subject to a shareholder servicing fee of up to 0.15%.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2018, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended October 31, 2018, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2018

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for Investor Class and Institutional Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2018

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$620,374,715	$—	$—	$620,374,715
Convertible Preferred Stocks	67,284,912	—	—	67,284,912
Short-Term Investment	59,353,004	—	—	59,353,004
Total Investments in Securities	$741,012,631	$—	$—	$741,012,631

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.18%, 0.78% and 0.93% of average daily net assets of the Fund’s Investor Class, Z Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
November 2018 – April 2019	$11,795
May 2019 – April 2020	$197,578
May 2020 – April 2021	$268,219
May 2021 – October 2021	$104,878

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2018

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust including the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust was an officer of the Administrator, until retiring on July 2, 2018.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2018, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2018, the Investor Class incurred expenses of $34,984 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2018, the Investor and Institutional Class incurred $20,991 and $237,496, respectively, of shareholder servicing fees under the Agreement.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2018

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2018	April 30, 2018
Investor Class:
Shares sold	462,308	1,215,704
Shares issued to holders in reinvestment of distributions	4,847	107,870
Shares redeemed	(372,510)	(711,500)
Net increase in Investor Class shares	94,645	612,074

Z Class(1):
Shares sold	1,958,333	3,563,309
Shares issued to holders in reinvestment of distributions	14,189	76,717
Shares redeemed	(205,790)	(187,887)
Net increase in Z Class shares	1,766,732	3,452,139

Institutional Class:
Shares sold	24,346,046	20,935,347
Shares issued to holders in reinvestment of distributions	170,293	1,946,894
Shares redeemed	(7,151,936)	(8,853,040)
Net increase in Institutional Class shares	17,364,403	14,029,201
Net increase in shares outstanding	19,225,780	18,093,414

(1)	Inception date of the Z Class was May 8, 2017.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2018, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$498,357,614	$266,811,684

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2018, the Fund’s most recent fiscal year end, were as follows:

			Federal
Aggregate Gross	Aggregate Gross		Income
Appreciation	Depreciation	Net	Tax Cost
$25,144,174	$(13,066,352)	$12,077,822	$522,956,231

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2018

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2018, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$15,704,724	$10,652,287	$—	$12,077,822	$38,434,833

As of April 30, 2018, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2018, the Fund does not plan to defer any qualified late year losses.

The tax character of distributions paid during the year ended October 31, 2018, were as follows:

Ordinary	Long Term
Income*	Capital Gains	Total
$2,828,665	$—	$2,828,665

The tax character of distributions paid during the year ended April 30, 2018, were as follows:

Ordinary	Long Term
Income*	Capital Gains	Total
$23,217,745	$9,070,028	$32,287,773

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2018.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As October 31, 2018, Charles Schwab & Co., Inc. and National Financial Services, LLC, for the benefit of its customers, owned 31.08% and 47.25% of the outstanding shares of the Fund, respectively.

10.  SUBSEQUENT EVENT

On November 15, 2018, the Fund held a special shareholder meeting to consider a vote on a new investment advisory agreement between the Fund and its investment adviser, Nuance Investments, LLC (the “Adviser”). The Fund’s shareholders voted to approve the new investment advisory agreement between the Fund and the Adviser. The current investment advisory agreement for the Fund will terminate upon the closing of the proposed change in ownership of the parent company of the Adviser (the “Transaction”) which is expected to occur by the end of the 2018 calendar year. The proposed new investment advisory agreement for the Fund is substantially identical to its current investment advisory agreement, except for the effective dates and the termination dates, and would simply continue the relationship between the Fund and the Adviser. The Transaction is not expected to result in any change in the day-to-day portfolio management, investment objectives and policies or investment processes of the Fund.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2018

All Fund shareholders of record at the close of business on September 10, 2018, were entitled to vote. As of the record date the Fund had 49,323,616 shares outstanding. Of the 36,137,831 Fund shares present in person or by proxy at the meeting November 15, 2018: 36,036,303 shares or 99.72% voted in favor of the proposals, 5,191 voted against and 96,337 shares abstained from voting. Accordingly, the proposals were approved.

On December 20, 2018, the Fund paid an income distribution to the Institutional Class in the amount of $3,854,735 or $0.072 per share, the Z Class in the amount of $389,359 or $0.075 per share and the Investor Class in the amount of $143,554 or $0.063 per share.

On December 20, 2018, the Fund paid a short-term capital gain distribution to the Institutional Class in the amount of $20,194,431 or $0.379 per share, the Z Class in the amount of $1,959,853 or $0.379 per share and the Investor Class in the amount of $869,178 or $0.379 per share.

On December 20, 2018, the Fund paid a long-term capital gain distribution to the Institutional Class in the amount of $16,535,761 or $0.310 per share, the Z Class in the amount of $1,604,782 or $0.310 per share and the Investor Class in the amount of $711,707 or $0.310 per share.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited)
October 31, 2018

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

NUANCE MID CAP VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Ave.
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-MCV

Nuance Concentrated Value Long-Short Fund

Investor Class Shares – NCLIX
Institutional Class Shares – NCLSX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2018

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

October 31, 2018

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Long-Short Fund (the “Fund”). The Fund seeks long-term capital appreciation by taking long positions in securities priced below, and short positions in securities priced above, our internal view of their estimated intrinsic value. The Fund will typically maintain 15-35 long positions and up to 50 short positions.

Average Annual Rates of Return as of October 31, 2018:

	6 Months	1 Year	Since Inception(1)
Institutional Class	-2.46%	-1.63%	4.98%
S&P 500 Index(2)	3.40%	7.35%	12.74%

	6 Months	1 Year	Since Inception(1)
Investor Class	-2.57%	-1.83%	4.65%
S&P 500 Index(2)	3.40%	7.35%	12.74%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made solely based on returns. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Institutional Class Gross Expense Ratio – 2.82%
Investor Class Gross Expense Ratio – 3.07%

(1)	December 31, 2015
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

In terms of performance, since its inception on December 31, 2015 through October 31, 2018 the Institutional Class is up 4.98 percent versus its primary index –the S&P 500 Index – up 12.74 percent. Given the very short history of the fund, we do not read much into our since inception performance. While our Nuance Concentrated Value Long Short Fund underperformed the benchmark over the 1 year and 6-month time horizons, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients each month, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long-term. To do this, we focus our attention on studying one company at a time using the Nuance approach.

Nuance employs a bottoms-up stock selection process that emphasizes one stock at a time valuation and fundamental work. Sector/industry weightings are a fallout primarily of the emphasis of the team to optimize the risk versus reward profile of the portfolio. We would note that often specific events will result in an entire industry or sector being out of favor and thus showing positively skewed risk versus rewards. During those periods, we are likely to be overweight those areas. The reverse is also true and certain sectors or industries can become
1

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

overvalued at the same time. During those periods we would be underweight. Those decisions are made as a direct result of the time-tested process of studying valuations for leading business franchises one stock at a time as opposed to a top-down view of a space.

The Investment Team believes the investment opportunity continues to be skewed to the short side of the Fund’s investment portfolio. As a point of reference, as of October 31, 2018, the median company in the proprietary Nuance long universe, which consists of approximately 250 companies we view as industry leaders, was trading at more than a 20% premium to what the Investment Team would consider to be fair value. Said another way, the universe appeared to be greater than 20% over-valued on average, per our internal estimates. In addition, according to our company-by-company valuation work this same universe had approximately 60% downside potential. This implies that if our list of 250 companies were to all trend down to their historic trough valuation multiples, then the average stock could go down by around 60%.

On the long side of the portfolio, the Investment Team believes the opportunity set has narrowed significantly over the last few years. However, recent volatility has presented some interesting investment opportunities with reasonable risk/ rewards, in our opinion. This includes the Fund’s investments in the Healthcare Equipment, Property & Casualty Insurance, Life & Health Insurance and Health Care Supplies sub-industries. On the short side of the portfolio, the Investment Team believes the opportunity set has expanded versus a few years ago, with attractive short investments currently held in nine of the eleven Global Industry Classification Standard sectors of the economy.

Thank you for your interest and your continued support.

Chad Baumler, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments is the advisor to the Nuance Concentrated Value Long-Short Fund which is distributed by Quasar Distributors, LLC.

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NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2018

		Since
	1 Year	Inception(1)
Investor Class	-1.83%	4.65%
Institutional Class	-1.63%	4.98%
S&P 500 Index(2)	7.35%	12.74%

(1)	December 31, 2015.
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

3

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Expense Example (Unaudited)
October 31, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 – October 31, 2018).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/2018)	Value (10/31/2018)	(5/1/2018 to 10/31/2018)

Investor Class
Actual(2)(3)	$1,000.00	$ 974.30	$9.41
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,015.68	$9.60

Institutional Class
Actual(2)(3)	$1,000.00	$ 975.40	$9.16
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,015.93	$9.35

(1)
Expenses are equal to the Fund’s annualized expense ratio for the six-month period of 1.89% and 1.84% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period of -2.57% and -2.46% for the Investor Class and Institutional Class, respectively.
(3)	Excluding dividends and interest on short positions, the actual expenses would be $7.71 and $6.47 for the Investor Class and Institutional Class, respectively.
(4)	Excluding dividends and interest on short positions, the hypothetical expenses would be $7.88 and $6.61 for the Investor Class and Institutional Class, respectively.

4

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Allocation of Portfolio(1)(2) (% of Net Assets) (Unaudited)
October 31, 2018

Top Ten Long Equity Positions(2) (Unaudited)
as of October 31, 2018 (% of net assets)
Dentsply Sirona, Inc.	6.9%
Sanderson Farms, Inc.	5.8%
Travelers Companies, Inc.	5.6%
Smith & Nephew – ADR	5.0%
Amphenol Corp. – Class A	3.6%
Everest Re Group Ltd.	3.6%
Johnson & Johnson	3.6%
Diageo PLC – ADR	3.5%
Equity Commonwealth	3.5%
Reinsurance Group of America, Inc.	3.1%

Top Five Short Positions(2) (Unaudited)
as of October 31, 2018 (% of net assets)
Ross Stores, Inc.	-4.7%
Progressive Corp.	-4.5%
Waste Management, Inc.	-4.2%
Republic Services, Inc.	-4.1%
Prologis, Inc.	-4.0%

(1)	Excludes short positions.
(2)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depositary Receipt

5

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments (Unaudited)
October 31, 2018

	Shares	Value

COMMON STOCKS – 76.7%

Consumer Discretionary – 0.5%
Ecolab, Inc. (a)	937	$143,502

Consumer Staples – 12.9%
Cal-Maine Foods, Inc. (a)	8,530	415,155
Diageo PLC – ADR (a)	6,997	966,705
Procter & Gamble (a)	1,557	138,075
Sanderson Farms, Inc. (a)	16,123	1,586,342
Walmart, Inc. (a)	4,068	407,939
		3,514,216

Financials# – 26.1%
Charles Schwab Corp. (a)	3,077	142,280
Chubb Ltd. (a)	2,207	275,676
Everest Re Group, Ltd. (a)	4,478	975,577
MetLife, Inc. (a)	10,328	425,410
Northern Trust Corp. (a)	4,538	426,890
Reinsurance Group of America, Inc. (a)	6,023	857,495
Travelers Companies, Inc. (a)	12,206	1,527,337
UMB Financial Corp. (a)	11,052	705,670
Unum Group (a)	23,273	843,879
Valley National Bancorp (a)	54,163	540,547
W.R. Berkley Corp. (a)	3,703	281,058
White Mountains Insurance Group, Ltd. (a)	158	140,094
		7,141,913

Healthcare – 24.0%
Abbott Laboratories (a)	2,053	141,534
Cerner Corp. (a)*	12,082	692,057
Dentsply Sirona, Inc. (a)	54,779	1,896,997
Johnson & Johnson (a)	6,942	971,810
K2M Group Holdings, Inc. (a)*	15,191	415,930
Mazor Robotics Ltd. – ADR (a)*	7,148	416,156
Medtronic PLC (a)	4,385	393,861
Smith & Nephew – ADR (a)	41,807	1,374,614
Universal Health Services, Inc. – Class B (a)	2,239	272,173
		6,575,132

Industrials – 7.1%
Amphenol Corp. – Class A (a)	11,038	987,901
Applied Materials, Inc. (a)	12,724	418,365
Schneider Electric SE – ADR (a)	19,629	281,774
United Parcel Service, Inc. – Class B (a)	2,431	258,999
		1,947,039

See Notes to the Financial Statements

6

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2018

	Shares	Value
Information Technology – 0.5%
MKS Instruments, Inc. (a)	1,938	$142,811

Materials – 2.1%
3M Co. (a)	2,937	558,794

Real Estate – 3.5%
Equity Commonwealth (a)	32,380	964,276
Total Common Stocks
(Cost $21,040,583)		20,987,683

SHORT-TERM INVESTMENT – 11.2%
First American Government Obligations Fund, Class X, 2.09% (a)^
(Cost $3,079,100)	3,079,100	3,079,100
Total Investments – 87.9%
(Cost $24,119,683)		24,066,783
Other Assets and Liabilities, Net – 12.1%		3,302,088
Total Net Assets – 100.0%		$27,368,871

(a)	All or a portion of this security is designated as collateral for securities sold short. As of October 31, 2018, the value of the collateral was $24,066,783.
*	Non-income producing security.
#
The Fund is significantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of October 31, 2018.
ADR – American Depositary Receipt

See Notes to the Financial Statements

7

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short (Unaudited)
October 31, 2018

	Shares	Value

COMMON STOCKS – 87.5%

Consumer Discretionary – 25.4%
Cintas Corp.	5,559	$1,011,015
Delta Air Lines, Inc.	8,765	479,708
Home Depot, Inc.	5,671	997,416
McDonalds Corp.	2,684	474,800
O’Reilly Automotive, Inc. *	1,363	437,182
Restaurant Brands International, Inc.	8,694	476,170
Ross Stores, Inc.	13,029	1,289,871
Royal Caribbean Cruises Ltd.	4,404	461,231
Southwest Airlines Co.	4,257	209,019
TJX Companies, Inc.	4,472	491,383
Yum China Holding, Inc.	6,975	630,610
		6,958,405

Consumer Staples – 9.8%
Coca-Cola Co.	22,678	1,085,823
Costco Wholesale Corp.	2,316	529,507
Dollar General Corp.	5,028	560,019
Hormel Foods Corp.	11,368	496,099
		2,671,448

Energy – 6.8%
ConocoPhillips	6,393	446,871
Marathon Petroleum Corp.	6,182	435,522
Occidental Petroleum Corp.	2,585	173,376
Phillips 66	1,770	181,991
Suncor Energy, Inc.	4,793	159,655
Valero Energy Corp.	5,116	466,016
		1,863,431

Financials – 11.2%
Allstate Corp.	10,500	1,005,060
Bank of America Corp.	7,031	193,352
JPMorgan Chase & Co.	1,837	200,270
Progressive Corp.	17,610	1,227,417
Regions Financial Corp.	26,383	447,720
		3,073,819

Healthcare – 3.7%
HCA Healthcare, Inc.	7,486	999,606

See Notes to the Financial Statements

8

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short (Unaudited) – Continued
October 31, 2018

	Shares	Value

Industrials – 15.2%
Boeing Co.	3,013	$1,069,193
CSX Corp.	2,904	199,969
Illinois Tool Works, Inc.	1,420	181,149
Ingersoll-Rand PLC	2,467	236,684
Republic Services, Inc.	15,304	1,112,295
Union Pacific Corp.	1,530	223,717
Waste Management, Inc.	12,744	1,140,206
		4,163,213

Materials – 4.0%
Avery Dennison Corp.	2,225	201,852
Ball Corp.	5,054	226,419
International Flavors & Fragrances, Inc.	1,679	242,884
Sherwin-Williams Co.	1,072	421,800
		1,092,955

Real Estate – 8.0%
Equity Residential	3,463	224,956
Host Hotels & Resorts, Inc.	9,526	182,042
Prologis, Inc.	16,843	1,085,868
Realty Income Corp.	8,143	490,779
Simon Property Group, Inc.	1,154	211,782
		2,195,427

Utilities – 3.4%
Duke Energy Corp.	2,736	226,076
WEC Energy Group, Inc.	3,267	223,463
Xcel Energy, Inc.	9,644	472,652
		922,191
Total Securities Sold Short
(Proceeds $23,082,009)		$23,940,495

*	Non-income producing security

See Notes to the Financial Statements

9

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2018

ASSETS:
Investments, at value
(cost $24,119,683)	$24,066,783
Cash(1)	962,950
Deposits at broker(1)	26,230,600
Receivable for investment securities sold	699,239
Dividends & interest receivable	20,808
Prepaid expenses	1,448
Total assets	51,981,828

LIABILITIES:
Securities sold short, at value (proceeds $23,082,009)	23,940,495
Dividends payable	2,581
Payable for investment securities purchased	486,888
Payable for capital shares redeemed	126,317
Payable to investment adviser	14,772
Payable for fund administration & accounting fees	8,918
Payable for transfer agent fees & expenses	1,452
Payable for custody fees	2,156
Payable for compliance fees	1,716
Accrued distribution & shareholder service fees	9,081
Accrued expenses	18,581
Total liabilities	24,612,957

NET ASSETS	$27,368,871

NET ASSETS CONSIST OF:
Paid-in capital	$28,795,747
Total accumulated losses	(1,426,876)
Net Assets	$27,368,871

	Investor	Institutional
	Class	Class
Net Assets	$558,385	$26,810,486
Shares issued and outstanding(2)	52,594	2,500,495
Net asset value, redemption price and offering price per share	$10.62	$10.72

(1)	Pledged as collateral for securities sold short.
(2)	Unlimited shares authorized with no par value.

See Notes to the Financial Statements

10

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2018

INVESTMENT INCOME:
Dividend income	$358,999
Interest income	60,443
Total investment income	419,442

EXPENSES:
Investment adviser fees (See Note 4)	205,575
Dividends & broker interest on short positions	111,292
Fund administration & accounting fees (See Note 4)	34,397
Federal & state registration fees	18,218
Audit fees	9,101
Custody fees (See Note 4)	5,730
Transfer agent fees & expenses (See Note 4)	5,173
Compliance fees (See Note 4)	5,053
Trustee fees (See Note 4)	4,501
Other	3,296
Postage & printing fees	3,227
Legal fees	2,635
Distribution & shareholder service fees (See Note 5):
Investor Class	1,036
Institutional Class	17,542
Total expenses before waiver	426,776
Less: waiver from investment adviser (See Note 4)	(47,589)
Net expenses	379,187

NET INVESTMENT INCOME	40,255

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Investments	1,320,174
Securities sold short	(2,018,390)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,779,159)
Securities sold short	966,991
Net realized and unrealized loss on investments	(1,510,384)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,470,129)

See Notes to the Financial Statements

11

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended
	October 31, 2018	Year Ended
	(Unaudited)	April 30, 2018
OPERATIONS:
Net investment income (loss)	$40,255	$(510,116)
Net realized gain (loss) on transactions from:
Investments	1,320,174	3,975,539
Securities sold short	(2,018,390)	(2,515,338)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,779,159)	(388,193)
Securities sold short	966,991	269,443
Net increase (decrease) in net assets resulting from operations	(1,470,129)	831,335

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	263,900	262,463
Proceeds from reinvestment of distributions	—	53,414
Payments for shares redeemed	(135,079)	(1,118,788)
Increase (Decrease) in net assets resulting
from Investor Class transactions	128,821	(802,911)
Institutional Class:
Proceeds from shares sold	2,718,701	13,797,423
Proceeds from reinvestment of distributions	—	2,311,011
Payments for shares redeemed	(19,405,254)	(21,815,637)
Decrease in net assets resulting
from Institutional Class transactions	(16,686,553)	(5,707,203)
Net decrease in net assets resulting
from capital share transactions	(16,557,732)	(6,510,114)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(53,414)
Institutional Class	—	(2,448,569)
Total distributions to shareholders	—	(2,501,983)*

TOTAL DECREASE IN NET ASSETS	(18,027,861)	(8,180,762)

NET ASSETS:
Beginning of year	45,396,732	53,577,494
End of year	$27,368,871	$45,396,732 **

*	Includes net investment income distributions of $0 and $0, and net realized gain distributions of $53,414 and $2,448,569 for the Investor and Institutional class, respectively.
**	Includes accumulated undistributed net investment loss of $41,915.

See Notes to the Financial Statements

12

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended			For the Period
	October 31, 2018	Year Ended	Year Ended	Inception(1) through
	(Unaudited)	April 30, 2018	April 30, 2017	April 30, 2016
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$10.90	$11.26	$11.01	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)	0.01 (2)	(0.52)	(0.34)	(0.00	)(3)
Net realized and unrealized
gain (loss) on investments	(0.29)	0.65	0.86	1.01
Total from investment operations	(0.28)	0.13	0.52	1.01

LESS DISTRIBUTIONS:
Distributions from net realized gains	—	(0.49)	(0.27)	—
Total distributions	—	(0.49)	(0.27)	—

Net asset value, end of period	$10.62	$10.90	$11.26	$11.01

TOTAL RETURN(4)	(2.57)%	1.29%	4.69%	10.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$0.6	$0.4	$1.3	$0.2

Ratio of expenses to average net assets(5):
Before expense reimbursement	2.21%	3.07%	3.48%	3.61%
After expense reimbursement	1.89%	2.84%	3.04%	2.06%
Ratio of expenses excluding dividends &
interest on short positions
to average net assets(5):
Before expense reimbursement	1.87%	1.78%	1.99%	3.10%
After expense reimbursement	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income
(loss) to average net assets(5):
Before expense reimbursement	(0.17)%	(1.43)%	(1.92)%	(1.58)%
After expense reimbursement	0.15%	(1.20)%	(1.48)%	(0.03)%

Portfolio turnover rate(4)	60%	177%	93%	51%

(1)	Inception date of the Fund was December 31, 2015.
(2)	Per share amounts calculated using average shares method.
(3)	Amount rounds to less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

13

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended			For the Period
	October 31, 2018	Year Ended	Year Ended	Inception(1) through
	(Unaudited)	April 30, 2018	April 30, 2017	April 30, 2016
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$10.99	$11.32	$11.02	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)	0.01 (2)	(0.12)	(0.06)	(0.00	)(3)
Net realized and unrealized
gain (loss) on investments	(0.28)	0.28	0.63	1.02
Total from investment operations	(0.27)	0.16	0.57	1.02

LESS DISTRIBUTIONS:
Distributions from net realized gains	—	(0.49)	(0.27)	—
Total distributions	—	(0.49)	(0.27)	—

Net asset value, end of period	$10.72	$10.99	$11.32	$11.02

TOTAL RETURN(4)	(2.46)%	1.56%	5.15%	10.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$26.8	$45.0	$52.3	$17.4

Ratio of expenses to average net assets(5):
Before expense reimbursement	2.07%	2.73%	3.20%	3.73%
After expense reimbursement	1.84%	2.56%	2.75%	2.18%
Ratio of expenses excluding dividends &
interest on short positions
to average net assets(5):
Before expense reimbursement	1.53%	1.47%	1.75%	2.85%
After expense reimbursement	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss)
to average net assets(5):
Before expense reimbursement	(0.03)%	(1.09)%	(1.43)%	(1.70)%
After expense reimbursement	0.20%	(0.92)%	(0.98)%	(0.15)%

Portfolio turnover rate(4)	60%	177%	93%	51%

(1)	Inception date of the Fund was December 31, 2015.
(2)	Per share amounts calculated using average shares method.
(3)	Amount rounds to less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

14

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited)
October 31, 2018

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Long-Short Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on December 31, 2015.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15%.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2018, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended October 31, 2018, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
15

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2018

Short Sales – A short sale is the sale by the Fund of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, the Fund segregates liquid securities at least equal to the market value of the securities sold short (not including the proceeds from the short sales).

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.
16

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2018

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,987,683	$—	$—	$20,987,683
Short-Term Investment	3,079,100	—	—	3,079,100
Total Investments in Securities	$24,066,783	$—	$—	$24,066,783

Securities Sold Short
Common Stocks	$(23,940,495)	$—	$—	$(23,940,495)
Total Securities Sold Short	$(23,940,495)	$—	$—	$(23,940,495)

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, dividends and interest on short positions, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.55% and 1.30% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such
17

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2018

recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
November 2018 – April 2019	$75,414
May 2019 – April 2020	$148,788
May 2020 – April 2021	$95,714
May 2021 – October 2021	$47,589

U.S. Bancorp Fund Services, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust including the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust was an officer of the Administrator, until retiring on July 2, 2018.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended October 31, 2018, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2018, the Investor Class incurred expenses of $647 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries
18

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2018

also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2018, the Investor and Institutional Class incurred $389 and $17,542, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2018	April 30, 2018
Investor Class:
Shares sold	24,660	24,121
Shares issued to holders in reinvestment of distributions	—	5,006
Shares redeemed	(12,679)	(102,746)
Net increase (decrease) in Investor Class shares	11,981	(73,619)
Institutional Class:
Shares sold	252,977	1,240,368
Shares issued to holders in reinvestment of distributions	—	215,178
Shares redeemed	(1,843,156)	(1,985,520)
Net decrease in Institutional Class shares	(1,590,179)	(529,974)
Net decrease in shares outstanding	(1,578,198)	(603,593)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments and short positions, by the Fund for the period ended October 31, 2018, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$18,547,339	$31,440,047

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2018, the Fund’s most recent fiscal year end, were as follows:

			Federal
Aggregate Gross	Aggregate Gross		Income
Appreciation	Depreciation	Net	Tax Cost
$3,482,482	$(4,373,684)	$(891,202)	$3,498,010

19

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2018

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2018, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Depreciation	Earnings
$—	$1,775,763	$(841,309)	$(891,202)	$43,252

As of April 30, 2018, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2018, the Fund deferred, on a tax basis, short-term post October losses of $777,164 and ordinary late year losses of $41,915.

There were no distributions made by the Fund for the period ended October 31, 2018.

The tax character of distributions paid during the year ended April 30, 2018, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$1,237,666	$1,264,317	$2,501,983

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2018.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2018, National Financial Services, LLC, for the benefit of its customers, owned 84.27% of the Fund.

10.  SUBSEQUENT EVENT

On November 15, 2018, the Fund held a special shareholder meeting to consider a vote on a new investment advisory agreement between the Fund and its investment adviser, Nuance Investments, LLC (the “Adviser”). The Fund’s shareholders voted to approve the new investment advisory agreement between the Fund and the Adviser. The current investment advisory agreement for the Fund will terminate upon the closing of the proposed change in ownership of the parent company of the Adviser (the “Transaction”) which is expected to occur by the end of the 2018 calendar year. The proposed new investment advisory agreement for the Fund is substantially identical to its current investment advisory agreement, except for the effective dates and the termination dates, and would simply continue the relationship between the Fund and the Adviser. The Transaction is not expected to result in any change in the day-to-day portfolio management, investment objectives and policies or investment processes of the Fund.

20

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2018

All Fund shareholders of record at the close of business on September 10, 2018, were entitled to vote. As of the record date the Fund had 3,550,314 shares outstanding. Of the 2,219,090 Fund shares present in person or by proxy at the meeting November 15, 2018: 2,214,470 shares or 99.79% voted in favor of the proposals, 0 voted against and 4,620 shares abstained from voting. Accordingly, the proposals were approved.

On December 20, 2018, the Fund paid a long-term capital gain distribution to the Institutional Class in the amount of $1,730,461 or $0.740 per share and the Investor Class in the amount of $45,321 or $0.740 per share.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

21

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited)
October 31, 2018

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

22

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NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Ave.
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-CVLS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    January 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    January 3, 2019

By (Signature and Title)*    /s/Ryan L. Roell
Ryan L. Roell, Treasurer

Date    January 3, 2019

* Print the name and title of each signing officer under his or her signature.